Segment Reporting - Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance (Detail) - CNY (¥)
¥ in Millions
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total operating revenue		¥ 92,561	¥ 154,322	¥ 143,623
(Loss)/profit before income tax		(15,195)	4,055	4,364	[1]
(Loss)/Profit for the year		(11,827)	3,084	3,364	[2]
Income tax		(3,368)	971	1,000	[2]
Interest income		322	74	125	[1],[2]
Interest expense		6,716	5,845	3,202	[2]
Depreciation and amortization		24,590	24,620	14,308	[2]
Share of associates' results		(776)	(178)	263	[1],[2]
Share of joint ventures' results		309	365	200	[1],[2]
Remeasurement of the originally held equity interests in a joint venture		0	13	0	[1]
Total assets		326,383	306,928
Total liabilities		241,252	229,599
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of operating segments [line items]
Total operating revenue		92,561	154,322	143,623
(Loss)/profit before income tax		(15,186)	4,070	4,487
(Loss)/Profit for the year		(11,820)	3,095	3,456
Income tax		(3,366)	975	1,031
Interest income		322	74	125
Interest expense		6,716	5,845	3,202
Depreciation and amortization		24,581	24,610	14,366
Impairment loss		4,017	38	12
Credit loss		164	13	3
Share of associates' results		(776)	(178)	263
Share of joint ventures' results		309	365	200
Change in fair value of financial assets / liabilities		53	265	12
Remeasurement of the originally held equity interests in a joint venture			13
Non-current assets additions during the year	[3]	24,537	45,590	37,561
Total assets		326,115	306,646
Total liabilities		241,252	229,592
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		92,052	152,795	142,203
(Loss)/profit before income tax		(14,727)	3,020	3,448
(Loss)/Profit for the year		(11,388)	2,224	2,567
Income tax		(3,339)	796	881
Interest income		328	64	107
Interest expense		6,739	5,833	3,054
Depreciation and amortization		24,438	24,256	14,084
Impairment loss		4,015	38	12
Credit loss		153	11	2
Share of associates' results		0	0	0
Share of joint ventures' results		0		0
Change in fair value of financial assets / liabilities		0	0	0
Remeasurement of the originally held equity interests in a joint venture			0
Non-current assets additions during the year	[3]	24,039	44,851	37,155
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		4,175	5,532	5,797
(Loss)/profit before income tax		(112)	558	604
(Loss)/Profit for the year		(61)	446	457
Income tax		(51)	112	147
Interest income		26	41	18
Interest expense		11	43	148
Depreciation and amortization		143	354	282
Impairment loss		2	0	0
Credit loss		11	2	1
Share of associates' results		0	0	0
Share of joint ventures' results		0	0	0
Change in fair value of financial assets / liabilities		0	0	0
Remeasurement of the originally held equity interests in a joint venture			0
Non-current assets additions during the year	[3]	547	739	406
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue		3,100	3,342	2,911
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		2,856	2,996	2,532
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		1,727	2,747	1,975
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue		89,461	150,980	140,712
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		89,196	149,799	139,671
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		2,448	2,785	3,822
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member]
Disclosure of operating segments [line items]
Total assets		326,115	306,646
Total liabilities		241,252	229,592
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total assets		317,741	295,439
Total liabilities		239,968	230,738
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total assets		6,019	7,048
Total liabilities		2,237	2,458
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		(3,666)	(4,005)	(4,377)
(Loss)/profit before income tax		1	2	(60)
(Loss)/Profit for the year		1	2	(60)
Income tax			0	0
Interest income		(32)	(31)	0
Interest expense		(34)	(31)	0
Depreciation and amortization		0	0	0
Impairment loss		0	0	0
Credit loss		0	0	0
Share of associates' results		0	0	0
Share of joint ventures' results		0	0	0
Change in fair value of financial assets / liabilities		0	0	0
Remeasurement of the originally held equity interests in a joint venture			0
Non-current assets additions during the year	[3]	(49)	0	0
Total assets		(4,209)	(3,662)
Total liabilities		(4,154)	(3,604)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue		(1,483)	(2,401)	(1,596)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue		(2,183)	(1,604)	(2,781)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	[4]	0	0	0
(Loss)/profit before income tax	[4]	(348)	490	495
(Loss)/Profit for the year	[4]	(372)	423	492
Income tax	[4]	24	67	3
Interest income	[4]	0	0	0
Interest expense	[4]	0	0	0
Depreciation and amortization	[4]	0	0	0
Impairment loss	[4]	0	0	0
Credit loss	[4]		0	0
Share of associates' results	[4]	(776)	(178)	263
Share of joint ventures' results	[4]	309	365	200
Change in fair value of financial assets / liabilities	[4]	53	265	12
Remeasurement of the originally held equity interests in a joint venture	[4]		13
Non-current assets additions during the year	[3],[4]	0	0	0
Total assets	[4]	6,564	7,821
Total liabilities	[4]	3,201	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue	[4]	0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue	[4]	0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member]
Disclosure of operating segments [line items]
Total operating revenue		92,561	154,322	143,623
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		91,722	152,591	141,968
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		839	1,731	1,655
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	[4]	0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member]
Disclosure of operating segments [line items]
Total operating revenue				0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member]
Disclosure of operating segments [line items]
Total operating revenue		0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		330	204	235
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		3,336	3,801	4,142
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		(3,666)	(4,005)	(4,377)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	[4]	¥ 0	¥ 0	¥ 0

[1]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).
[2]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[3]	The additions of non-current assets do not include interest in associates and joint ventures, other equity instrument investments, other non-current financial assets, derivative financial assets and deferred tax assets.
[4]	Unallocated assets primarily include interest in associates and joint ventures, derivative financial assets and equity securities. Unallocated liabilities primarily include derivative financial liabilities. Unallocated results primarily include the share of results of associates and joint ventures, dividend income from equity securities, and the fair value movement of financial instruments recognized through profit or loss.